Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SOLV Energy Holdings LLC [Member]
Goodwill and Other Intangible Assets [Line Items]
Goodwill, Impairment Loss	$ 0	$ 0	$ 0